ACQUISITION - Resource Water Acquisition - Purchase price allocation (Details) - USD ($) $ in Thousands	Sep. 15, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Less: identified assets
Goodwill		$ 25,091	$ 12,242	$ 150,771	$ 171,139
Resource Water Acquisition
Consideration transferred
Cash paid	$ 6,692
Value of Class A common stock issued	2,380
Total consideration transferred	9,072
Less: identified assets
Working capital	1,396
Fixed assets	3,485
Total identified assets	7,259
Transaction cost	100
Goodwill	1,813
Resource Water Acquisition | Customer relationships
Less: identified assets
Intangible assets	1,912
Resource Water Acquisition | Other
Less: identified assets
Intangible assets	$ 466